American Century Investments®
Quarterly Portfolio Holdings
Mid Cap Value Fund
December 31, 2022

Mid Cap Value - Schedule of Investments
DECEMBER 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.8%
Aerospace and Defense — 1.3%
Huntington Ingalls Industries, Inc.	496,446	114,520,163
Airlines — 1.7%
Southwest Airlines Co.(1)	4,569,372	153,850,755
Auto Components — 2.5%
Aptiv PLC(1)	423,604	39,450,241
BorgWarner, Inc.	3,495,389	140,689,407
Cie Generale des Etablissements Michelin SCA	1,910,633	53,225,018
		233,364,666
Banks — 6.1%
First Hawaiian, Inc.	5,449,000	141,891,960
Prosperity Bancshares, Inc.	1,690,355	122,855,001
Truist Financial Corp.	3,701,614	159,280,450
U.S. Bancorp	2,206,849	96,240,685
Westamerica Bancorporation	684,254	40,377,829
		560,645,925
Building Products — 1.1%
Cie de Saint-Gobain	1,997,349	97,711,906
Capital Markets — 7.2%
Ameriprise Financial, Inc.	114,616	35,687,984
Bank of New York Mellon Corp.	5,219,425	237,588,226
Northern Trust Corp.	2,854,978	252,637,003
T. Rowe Price Group, Inc.	1,258,473	137,249,066
		663,162,279
Chemicals — 2.0%
Akzo Nobel NV	1,492,261	100,134,484
Axalta Coating Systems Ltd.(1)	3,425,113	87,237,628
		187,372,112
Commercial Services and Supplies — 0.4%
Republic Services, Inc.	315,568	40,705,116
Communications Equipment — 1.9%
F5, Inc.(1)	710,146	101,913,052
Juniper Networks, Inc.	2,344,087	74,917,021
		176,830,073
Construction and Engineering — 1.1%
Vinci SA	979,909	97,684,065
Containers and Packaging — 3.1%
Amcor PLC	7,381,807	87,917,321
Packaging Corp. of America	1,134,817	145,154,443
Sonoco Products Co.	842,251	51,133,058
		284,204,822
Electric Utilities — 5.0%
Duke Energy Corp.	973,038	100,213,184
Edison International	3,112,555	198,020,749
Evergy, Inc.	702,229	44,191,271
Eversource Energy	546,084	45,783,682
Pinnacle West Capital Corp.	986,426	75,007,833
		463,216,719

Electrical Equipment — 3.8%
Atkore, Inc.(1)	356,218	40,402,245
Emerson Electric Co.	1,384,941	133,037,432
Legrand SA	915,390	73,397,521
nVent Electric PLC	2,749,963	105,791,077
		352,628,275
Electronic Equipment, Instruments and Components — 1.5%
Corning, Inc.	1,105,187	35,299,673
TE Connectivity Ltd.	848,173	97,370,260
		132,669,933
Energy Equipment and Services — 1.0%
Baker Hughes Co.	3,043,759	89,882,203
Entertainment — 0.5%
Electronic Arts, Inc.	395,059	48,268,309
Equity Real Estate Investment Trusts (REITs) — 8.4%
Equinix, Inc.	168,571	110,419,062
Essex Property Trust, Inc.	462,201	97,949,636
Healthpeak Properties, Inc.	5,349,549	134,113,194
Public Storage	279,618	78,346,167
Realty Income Corp.	2,059,818	130,654,256
Regency Centers Corp.	1,877,081	117,317,563
VICI Properties, Inc.	814,931	26,403,764
Weyerhaeuser Co.	813,673	25,223,863
WP Carey, Inc.	669,333	52,308,374
		772,735,879
Food and Staples Retailing — 1.9%
Koninklijke Ahold Delhaize NV	6,106,878	175,580,455
Food Products — 2.9%
Conagra Brands, Inc.	4,368,031	169,042,800
J.M. Smucker Co.	613,761	97,256,568
		266,299,368
Gas Utilities — 2.3%
Atmos Energy Corp.	211,675	23,722,417
Spire, Inc.(2)	2,649,113	182,417,921
		206,140,338
Health Care Equipment and Supplies — 6.4%
Baxter International, Inc.	905,044	46,130,093
Becton Dickinson and Co.	156,227	39,728,526
DENTSPLY SIRONA, Inc.	2,004,914	63,836,462
Embecta Corp.	2,550,130	64,492,788
Envista Holdings Corp.(1)	1,281,191	43,137,701
Hologic, Inc.(1)	626,087	46,837,568
Zimmer Biomet Holdings, Inc.	2,188,706	279,060,015
		583,223,153
Health Care Providers and Services — 7.5%
AmerisourceBergen Corp.	706,674	117,102,949
Cardinal Health, Inc.	576,116	44,286,037
HCA Healthcare, Inc.	105,469	25,308,341
Henry Schein, Inc.(1)	1,871,294	149,460,252
Laboratory Corp. of America Holdings	433,478	102,075,399
Quest Diagnostics, Inc.	733,186	114,699,618
Universal Health Services, Inc., Class B	987,626	139,146,627
		692,079,223
Hotels, Restaurants and Leisure — 0.9%
Sodexo SA(3)	891,948	85,340,124

Household Products — 2.5%
Henkel AG & Co. KGaA, Preference Shares	1,343,933	93,151,609
Kimberly-Clark Corp.	1,000,410	135,805,657
		228,957,266
Insurance — 6.0%
Aflac, Inc.	852,201	61,307,340
Allstate Corp.	1,447,222	196,243,303
Chubb Ltd.	114,128	25,176,637
Hanover Insurance Group, Inc.	548,945	74,178,938
Reinsurance Group of America, Inc.	753,667	107,088,544
Willis Towers Watson PLC	349,852	85,566,802
		549,561,564
IT Services — 1.1%
Amdocs Ltd.	1,135,800	103,244,220
Machinery — 3.2%
Cummins, Inc.	214,706	52,021,117
IMI PLC	4,443,602	69,399,443
Oshkosh Corp.	1,940,310	171,115,939
		292,536,499
Media — 2.0%
Fox Corp., Class B	3,687,714	104,915,463
Omnicom Group, Inc.	947,198	77,262,941
		182,178,404
Multiline Retail — 1.6%
Dollar Tree, Inc.(1)	1,028,957	145,535,678
Multi-Utilities — 1.6%
NorthWestern Corp.	2,531,918	150,244,014
Oil, Gas and Consumable Fuels — 3.1%
Devon Energy Corp.	531,477	32,691,150
Diamondback Energy, Inc.	445,413	60,923,590
Enterprise Products Partners LP	4,725,778	113,985,766
EQT Corp.	1,359,798	46,001,966
Phillips 66	335,142	34,881,579
		288,484,051
Paper and Forest Products — 0.1%
Mondi PLC	634,700	10,733,349
Road and Rail — 0.7%
Heartland Express, Inc.(2)	4,103,800	62,952,292
Semiconductors and Semiconductor Equipment — 1.0%
Applied Materials, Inc.	424,551	41,342,777
Teradyne, Inc.	523,666	45,742,225
		87,085,002
Specialty Retail — 1.3%
Advance Auto Parts, Inc.	777,963	114,383,900
Technology Hardware, Storage and Peripherals — 0.8%
HP, Inc.	2,836,469	76,215,922
Thrifts and Mortgage Finance — 0.4%
Capitol Federal Financial, Inc.	4,194,741	36,284,510
Trading Companies and Distributors — 1.9%
Beacon Roofing Supply, Inc.(1)	942,390	49,748,768
MSC Industrial Direct Co., Inc., Class A	1,542,205	125,998,149
		175,746,917
TOTAL COMMON STOCKS (Cost $8,098,748,721)		8,982,259,449

EXCHANGE-TRADED FUNDS — 1.2%
iShares Russell Mid-Cap Value ETF (Cost $101,394,394)	1,029,098	108,405,183
SHORT-TERM INVESTMENTS — 1.4%
Money Market Funds — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	153,350	153,350
State Street Navigator Securities Lending Government Money Market Portfolio(4)	40,115,327	40,115,327
		40,268,677
Repurchase Agreements — 1.0%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.375% - 0.50%, 9/15/24 - 5/31/27, valued at $12,661,227), in a joint trading account at 4.20%, dated 12/30/22, due 1/3/23 (Delivery value $12,432,484)		12,426,685
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 8/15/31, valued at $77,877,059), at 4.26%, dated 12/30/22, due 1/3/23 (Delivery value $76,386,139)		76,350,000
		88,776,685
TOTAL SHORT-TERM INVESTMENTS (Cost $129,045,362)		129,045,362
TOTAL INVESTMENT SECURITIES—100.4% (Cost $8,329,188,477)		9,219,709,994
OTHER ASSETS AND LIABILITIES — (0.4)%		(36,573,605)
TOTAL NET ASSETS — 100.0%		$9,183,136,389

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	653,866,286	EUR	610,642,563	JPMorgan Chase Bank N.A.	3/31/23	$(3,694,615)
USD	18,173,089	EUR	17,058,872	JPMorgan Chase Bank N.A.	3/31/23	(196,490)
GBP	1,929,576	USD	2,351,054	Bank of America N.A.	3/31/23	(13,319)
GBP	1,826,592	USD	2,208,349	Bank of America N.A.	3/31/23	4,616
GBP	2,014,096	USD	2,430,087	Bank of America N.A.	3/31/23	10,045
GBP	2,276,562	USD	2,752,659	Bank of America N.A.	3/31/23	5,458
USD	79,916,942	GBP	65,552,706	Bank of America N.A.	3/31/23	498,043
NOK	8,626,901	USD	876,683	UBS AG	3/31/23	7,255
NOK	12,007,449	USD	1,218,558	UBS AG	3/31/23	11,761
NOK	7,602,414	USD	771,787	UBS AG	3/31/23	7,179
NOK	3,333,387	USD	339,048	UBS AG	3/31/23	2,501
NOK	4,569,493	USD	465,055	UBS AG	3/31/23	3,149
NOK	16,192,991	USD	1,656,704	UBS AG	3/31/23	2,478
USD	5,304,376	NOK	52,332,635	UBS AG	3/31/23	(57,782)
						$(3,409,721)

NOTES TO SCHEDULE OF INVESTMENTS
EUR	–	Euro
GBP	–	British Pound
NOK	–	Norwegian Krone
USD	–	United States Dollar
(1)Non-income producing.
(2)Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $38,171,744. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $40,115,327.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers.  U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Auto Components	$180,139,648	$53,225,018	—
Building Products	—	97,711,906	—
Chemicals	87,237,628	100,134,484	—
Construction and Engineering	—	97,684,065	—
Electrical Equipment	279,230,754	73,397,521	—
Food and Staples Retailing	—	175,580,455	—
Hotels, Restaurants and Leisure	—	85,340,124	—
Household Products	135,805,657	93,151,609	—
Machinery	223,137,056	69,399,443	—
Paper and Forest Products	—	10,733,349	—
Other Industries	7,220,350,732	—	—
Exchange-Traded Funds	108,405,183	—	—
Short-Term Investments	40,268,677	88,776,685	—
	$8,274,575,335	$945,134,659	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$552,485	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$3,962,206	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended December 31, 2022 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
Heartland Express, Inc.	$57,740	—	—	$5,212	$62,952	4,104	—	$246
Spire, Inc.	79,372	$111,738	—	(8,692)	182,418	2,649	—	4,563
	$137,112	$111,738	—	$(3,480)	$245,370	6,753	—	$4,809
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.